Property, Equipment and Deposits (Details) - Schedule of Depreciation Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 4,224,484	$ 4,573,726
Cost of Revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	4,040,986	4,185,424
General and Administrative Expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 183,498	$ 388,302